Supplemental Cash Flow Information - Reconciliation of movements of liabilities to cash flows (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	CAD 1,273
Changes from financing cash flows:
Net issuance of commercial paper	1,065
Realized foreign exchange gain	(84)
Unrealized foreign exchange gain	(118)
Liabilities arising from financing activities at end of period	2,136	CAD 1,273
Current Portion Of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	54
Changes from financing cash flows:
Reclassification from long-term debt to current portion of long-term debt	17
Liabilities arising from financing activities at end of period	71	54
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	16,103
Changes from financing cash flows:
Gross proceeds from issuance of long-term debt	955
Debt issuance costs		(13)
Repayment of long-term debt	(2,561)
Realized foreign exchange gain	(612)
Payment of finance lease liabilities	(58)
Unrealized foreign exchange gain	(653)
Deferred financing costs	(14)
New finance lease liabilities	628
Reclassification from long-term debt to current portion of long-term debt	(17)
Reclassification from a finance lease to a service arrangement	(386)
Liabilities arising from financing activities at end of period	13,372	16,103
Partnership Liability
Changes from financing cash flows:
Proceeds from sale of non-controlling interest	503
Distributions to non-controlling interest	(20)
Liabilities arising from financing activities at end of period	483
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	(2,124)
Dividends declared on common shares	2,124
Derivative Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	17
Changes from financing cash flows:
Net settlement of derivatives	25
Proceeds from settlement of derivatives	(25)
Liabilities arising from financing activities at end of period		CAD 17
Derivative Assets
Changes from financing cash flows:
Unrealized fair value gain recognized in earnings	CAD (42)